Right-of-Use Assets and Lease Liabilities (Details 2)	12 Months Ended
Dec. 31, 2019
Production Plant [Member]
Statement Line Items [Line Items]
Right-of-use assets, percentage	11.00%
Offices and labs [Member]
Statement Line Items [Line Items]
Right-of-use assets, percentage	50.00%
Vehicles [Member] | Bottom of range [Member]
Statement Line Items [Line Items]
Right-of-use assets, percentage	33.00%
Vehicles [Member] | Top of range [Member]
Statement Line Items [Line Items]
Right-of-use assets, percentage	100.00%